Additional Financial Information of Parent Company - Schedule I Condensed Statements of Operations and Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statements of Operations and Comprehensive Income
Cost of revenues	$ (99,564,927)	¥ (684,558,659)	¥ (737,507,904)	¥ (477,034,912)
Selling expenses	(44,094,331)	(303,170,575)	(282,171,751)	(237,297,482)
General and administrative expenses	(39,965,481)	(274,782,664)	(204,052,576)	(155,958,876)
Interest income	580,335	3,990,096	11,385,895	3,712,918
Loss before taxes and income (loss) from equity in subsidiaries and VIEs	(22,028,329)	(151,455,777)	542,925,304	311,118,245
Gain (loss) from equity in affiliates	(16,505,877)	(113,486,155)	2,579,447	1,539,316
Net income (loss)	(57,420,886)	(394,797,299)	422,506,242	230,045,429
Other comprehensive income (loss)	1,818,281	12,501,586	(36,377,776)	44,026,895
Parent Company
Condensed Statements of Operations and Comprehensive Income
Cost of revenues	(27,227)	(187,196)	(2,433,718)	(4,246,514)
Selling expenses	(497,146)	(3,418,127)	(1,574,380)	(129,584)
General and administrative expenses	(3,519,119)	(24,195,705)	(35,254,910)	(24,160,949)
Other income	341,174	2,345,741	290,197	561,503
Interest income	218	1,502	4,862	6,465
Loss before taxes and income (loss) from equity in subsidiaries and VIEs	(3,702,100)	(25,453,785)	(38,967,949)	(27,969,079)
Gain (loss) from equity in affiliates	(52,692,929)	(362,290,233)	448,460,128	235,552,947
Net income (loss)	(56,395,029)	(387,744,018)	409,492,179	207,583,868
Other comprehensive income (loss)	1,801,028	12,382,963	(36,401,114)	42,817,494
Comprehensive income (loss) attributable to Jupai shareholders	$ (54,594,001)	¥ (375,361,055)	¥ 373,091,065	¥ 250,401,362